Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 119,999,998.80
Previously Paid Amount	0.00
Total Fee Amount	16,572.00
Total Offset Amount	0.00
Net Fee	$ 16,572.00
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	false